SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 7,696,992	$ 8,407,154	$ 24,652,526	$ 13,940,471	$ 21,430,226	$ 26,496,302
Sub-total	3,468,988	3,496,966	12,461,644	6,728,801	9,915,725	13,507,801
Total revenues	11,165,980	11,904,120	37,114,170	20,669,272	31,345,951	40,004,103
Republic of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	1,785,128	1,955,577	6,663,678	3,652,771	5,178,407	6,725,155
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	1,618,284	1,500,392	5,519,484	2,993,899	4,654,133	6,697,864
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 65,576	$ 40,997	$ 278,482	$ 82,131	$ 83,185	$ 84,782